Summary of significant accounting policies - Impact of the COVID-19 pandemic (Details)	15 Months Ended
Mar. 31, 2021
Minimum
VAT rate on revenues derived from the provision of certain transportation services	0.00%
Maximum
VAT rate on revenues derived from the provision of certain transportation services	3.00%